American Safety Razor acquisition	12 Months Ended
Sep. 30, 2011
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
American Safety Razor acquisition

On November 23, 2010, we completed the acquisition of ASR, as we acquired substantially all of the assets of ASR, including the assets of its U.S. subsidiaries and the stock of its non-U.S. subsidiaries, and assumed substantially all of the liabilities of ASR and its U.S. subsidiaries, for a cash purchase price of $301. The Company financed this transaction with available cash of approximately $129 and borrowings from our existing receivable securitization program. ASR is part of our Personal Care Segment. ASR provides an important strategic fit and opportunity for the Personal Care business as it competes in the value segment of the wet shave category. The Company’s legacy Wet Shave product line focuses on branded wet shave products. ASR, founded in 1875, is a leading global manufacturer of private label/value wet shaving razors and blades, and industrial and specialty blades.

As of September 30, 2011, the purchase price allocation for the ASR acquisition is complete. We have determined the fair values of assets acquired and liabilities assumed for purposes of allocating the purchase price, in accordance with accounting guidance for business combinations. For purposes of the allocation, the Company has estimated a fair value adjustment for inventory based on the estimated selling price of the finished goods acquired at the closing date less the sum of (a) costs of disposal and (b) a reasonable profit allowance for the selling effort of the acquiring entity. The fair value adjustment for the acquired equipment was established using a cost and market approach. The fair values of the identifiable intangible assets were estimated using various valuation methods including discounted cash flows using both an income and cost approach. In accordance with fair value measurement guidance, the Company determined that the non-financial assets and liabilities summarized below are derived from significant unobservable inputs (“Level 3 inputs”).

At September 30, 2011, the allocation of the purchase price is as follows:

Cash	$33.9
Trade receivables, net	52.4
Inventories	45.8
Identifiable intangible assets	122.3
Goodwill	161.9
Other assets	51.9
Property, plant and equipment, net	117.1
Accounts payable and other liabilities	(101.2)
Income taxes payable	(60.5)
Pension/Other Postretirement Benefits	(122.6)
Net assets acquired	$301.0

The purchased identifiable intangible assets are as follows:

	Total	Estimated Life
Customer Relationships	$94.4	20 years
Technology and patents	20.4	7 years
Tradenames / Brands	7.5	15 years
Total	$122.3

For tax purposes, Goodwill will be amortized over 15 years.

Proforma revenue and operating results for ASR are not included as they are not considered material to the Consolidated Financial Statements.